Related party transactions	12 Months Ended
Dec. 31, 2016
Related Party Transactions
Related Party Transactions

Note 31 – Related party transactions

The Corporation grants loans to its directors, executive officers, including certain related individuals or organizations, and affiliates in the ordinary course of business. The activity and balance of these loans were as follows:

(In thousands)
Balance at December 31, 2014	$158,094
New loans	29,488
Payments	(45,951)
Other changes	23,607
Balance at December 31, 2015	$165,238
New loans	2,639
Payments	(30,639)
Other changes	(687)
Balance at December 31, 2016	$136,551
New loans and payments includes disbursements and collections from existing lines of credit.

In June 2006, family members of a director of the Corporation, obtained a $0.8 million mortgage loan from Popular Mortgage, Inc., secured by a residential property. The director was not a director of the Corporation at the time the loan was made. In March, 2012 the loan was restructured under the Corporation’s loss mitigation program. The balance due on the loan at December 31, 2016 was approximately $0.9 million.

The brother-in-law of an Executive Vice President of the Corporation, became delinquent on a series of commercial loans granted to him by BPPR. Certain of the loans are secured by real estate and BPPR commenced collection and foreclosure proceedings in February 2014. The foreclosure proceedings were completed in June 2016, when the loans had a principal outstanding balance of $0.7 million. BPPR had charged off $0.5 million on these loans. The same brother-in law of the Executive Vice President of the Corporation, also has a participation in two entities, each of which has a real estate development loan with BPPR. The first loan is to an entity in which he owns a 50% equity interest. The loan is payable from the proceeds of the sale of residential units. The outstanding balance on the loan as of December 31, 2016 was approximately $0.1 million. The second loan is to an entity in which this individual owns a 33% equity interest and which was secured with undeveloped land. In June 2016, this loan had a balance of approximately $0.4 million and was resolved through a discounted payoff in for the amount of $0.3 million. The brother of this same Executive Vice President of the Corporation was granted a commercial loan in 2008. During 2015 and 2016, this loan was modified under a payment plan. The outstanding balance of the loan as of December 31, 2016 was of approximately $0.2 million.

On April 10, 2014, BPPR sold two undeveloped parcels of land, which had been foreclosed by BPPR, for the aggregate price of $2.7 million to an entity controlled by a shareholder of the Corporation. On June 30, 2014, BPPR sold a parcel of land, which had been foreclosed by BPPR, to an entity controlled by this same shareholder of the Corporation for $5.3 million. These sales were made on terms and conditions similar to the sale to unaffiliated parties of other real estate assets that have been foreclosed by BPPR and are held for sale. On June 5, 2014, certain borrowers of BPPR sold five real estate properties to affiliates of this same shareholder of the Corporation, as part of a settlement agreement that was executed by said borrowers with BPPR. As part of this settlement, BPPR received payments amounting to $16.7 million from the borrowers and guarantors of the loans that were settled. The settlement of these loans was made on terms and conditions similar to the settlement of other non-performing loans previously settled by BPPR in transactions where only unaffiliated parties were involved.

The Corporation has had loan transactions with the Corporation’s directors, executive officers, including certain related individuals or organizations, and affiliates, and proposes to continue such transactions in the ordinary course of its business, on substantially the same terms, including interest rates and collateral, as those prevailing for comparable loan transactions with third parties, except as disclosed above. Except as discussed above, the extensions of credit have not involved and do not currently involve more than normal risks of collection or present other unfavorable features.

At December 31, 2016, the Corporation’s banking subsidiaries held deposits from related parties, excluding EVERTEC, Inc. (“EVERTEC”) amounting to $328 million (2015 - $234 million).

From time to time, the Corporation, in the ordinary course of business, obtains services from related parties that have some association with the Corporation. Management believes the terms of such arrangements are consistent with arrangements entered into with independent third parties.

During 2014, the Corporation engaged, in the ordinary course of business, the legal services of a law firm in Puerto Rico, in which the Secretary of the Board of Directors of Popular, Inc. acted as senior counsel or as partner. The fees paid to this law firm for the year 2014 amounted to approximately $0.7 million . During 2014, the Corporation also engaged, in the ordinary course of business, the legal services of a law firm in Puerto Rico, of which the Corporation’s Executive Vice President and Chief Legal Officer and Secretary of the Board of Directors was a member until September 2014. The fees paid to this law firm for fiscal year 2014 amounted to approximately $3.8 million, which include $0.6 million paid by the Corporation’s clients in connection with commercial loan transactions. In addition, this law firm leased office space in the Corporation’s headquarters building, which is owned by BPPR, and engaged BPPR as custodian of its retirement plan. During 2014, this law firm made lease payments to BPPR of approximately $0.7 million and paid BPPR approximately $0.1 million for its services as custodian. The rent and trustee fees paid by this law firm were at market rates.

For the year ended December 31, 2016, the Corporation made contributions of approximately $1.5 million to Banco Popular Foundations, which are not-for-profit corporations dedicated to philanthropic work (2015 - $0.7 million).

The Corporation provides advisory services to several Puerto Rico investment companies in exchange for a fee. The Corporation also provides administrative, custody and transfer agency services to these investment companies. These fees are calculated at an annual rate of the average net assets of the investment company, as defined in each agreement. Due to its advisory role, the Corporation considers these investment companies as related parties.

For the year ended December 31, 2016 administrative fees charged to these investment companies amounted to $8.6 million (2015- $9.1 million) and waived fees amounted to $2.8 million (2015 - $3.3 million), for a net fee of $5.8 million (2015 - $5.8 million).

The Corporation, through its subsidiary Banco Popular de Puerto Rico, has also entered into lines of credit facilities with these companies. As of December 31, 2016, the available lines of credit facilities amounted to $357 million (2015 - $364 million). The aggregate sum of all outstanding balances under all credit facilities that may be made available by BPPR, from time to time, to those Puerto Rico investment companies for which BPPR acts as investment advisor or co-investment advisor, shall never exceed the lesser of $200 million or 10% of BPPR’s capital.

The Corporation also considers its equity method investees as related parties. On December 2016, BPPR extended a credit facility of $50 million to one of its equity method investees, Banco BHD León. The following provides additional information on transactions with equity method investees considered related parties.

Related party transactions with EVERTEC, as an affiliate

The Corporation has an investment in EVERTEC, Inc. (“EVERTEC”), which provides various processing and information technology services to the Corporation and its subsidiaries and gives BPPR access to the ATH network owned and operated by EVERTEC. As of December 31, 2016, the Corporation’s stake in EVERTEC was 16.05%.The Corporation continues to have significant influence over EVERTEC. Accordingly, the investment in EVERTEC is accounted for under the equity method and is evaluated for impairment if events or circumstances indicate that a decrease in value of the investment has occurred that is other than temporary.

On May 26, 2016, EVERTEC, Inc. filed its Annual Report on Form 10-K for the year ended December 31, 2015, which included restated audited results for the years ended December 31, 2014 and 2013, correcting certain errors involved with the accounting for tax positions taken by EVERTEC in the 2010 tax year and other miscellaneous accounting adjustments. The Corporation’s proportionate share of the cumulative impact of the EVERTEC restatement and other corrective adjustments to its financial statements was approximately $2.2 million and is reflected as part of other non-interest income.

The Corporation received $4.7 million in dividend distributions during the year ended December 31, 2016 from its investments in EVERTEC’s holding company (December 31, 2015 - $4.7 million). The Corporation’s equity in EVERTEC is presented in the table which follows and is included as part of “other assets” in the consolidated statement of financial condition.

(In thousands)	December 31, 2016	December 31, 2015
Equity investment in EVERTEC	$38,904	$33,590

The Corporation had the following financial condition balances outstanding with EVERTEC at December 31, 2016 and December 31, 2015. Items that represent liabilities to the Corporation are presented with parenthesis.

(In thousands)	December 31, 2016	December 31, 2015
Accounts receivable (Other assets)	$6,394	$3,148
Deposits	(14,899)	(23,973)
Accounts payable (Other liabilities)	(20,372)	(16,192)
Net total	$(28,877)	$(37,017)

The Corporation’s proportionate share of income or loss from EVERTEC is included in other operating income in the consolidated statements of operations. The following table presents the Corporation’s proportionate share of EVERTEC’s income and changes in stockholders’ equity for the years ended December 31, 2016, 2015 and 2014.

	Years ended December 31,
(In thousands)	2016	2015	2014
Share of income from investment in EVERTEC	$11,796	$11,593	$10,536
Share of other changes in EVERTEC's stockholders' equity	(573)	1,636	381
Share of EVERTEC's changes in equity recognized in income	$11,223	$13,229	$10,917

The following tables present the impact of transactions and service payments between the Corporation and EVERTEC (as an affiliate) and their impact on the results of operations for the years ended December 31, 2016, 2015 and 2014. Items that represent expenses to the Corporation are presented with parenthesis.

	Years ended December 31,
(In thousands)	2016	2015	2014	Category
Interest expense on deposits	$(64)	$(58)	$(67)	Interest expense
ATH and credit cards interchange income from services to EVERTEC	29,739	27,816	26,646	Other service fees
Rental income charged to EVERTEC	6,995	6,898	6,874	Net occupancy
Processing fees on services provided by EVERTEC	(178,524)	(164,809)	(154,839)	Professional fees
Other services provided to EVERTEC	1,052	1,311	1,012	Other operating expenses
Total	$(140,802)	$(128,842)	$(120,374)

EVERTEC had a letter of credit issued by BPPR, for the amount of $4.2 million at December 31, 2015, which expired on February 10, 2016.

PRLP 2011 Holdings, LLC

As indicated in Note 29 to the consolidated financial statements, the Corporation holds a 24.9% equity interest in PRLP 2011 Holdings, LLC and currently holds certain deposits from the entity.

The Corporation’s equity in PRLP 2011 Holdings, LLC is presented in the table which follows and is included as part of “other assets” in the consolidated statements of financial condition.

(In thousands)	December 31, 2016	December 31, 2015
Equity investment in PRLP 2011 Holdings, LLC	$9,167	$13,069

The Corporation had the following financial condition balances outstanding with PRLP 2011 Holdings, LLC at December 31, 2016 and December 31, 2015.

(In thousands)	December 31, 2016	December 31, 2015
Loans	$-	$980
Accrued interest receivable	-	10
Deposits (non-interest bearing)	(1,127)	(18,808)
Net total	$(1,127)	$(17,818)

The Corporation’s proportionate share of income or loss from PRLP 2011 Holdings, LLC is included in other operating income in the consolidated statements of operations. The following table presents the Corporation’s proportionate share of loss from PRLP 2011 Holdings, LLC for the years ended December 31, 2016, 2015 and 2014.

	Years ended December 31,
(In thousands)	2016	2015	2014
Share of loss from the equity investment in PRLP 2011 Holdings, LLC	$(502)	$(4,021)	$(2,947)

During the year ended December 31, 2016 the Corporation received $3.4 million in capital distributions from its investment in PRLP 2011 Holdings, LLC (December 31, 2015 - $6.6 million). The following table presents transactions between the Corporation and PRLP 2011 Holdings, LLC and their impact on the Corporation’s results of operations for the years ended December 31, 2016, 2015 and 2014.

	For the years ended December 31,
(In thousands)	2016	2015	2014	Category
Interest income on loan to PRLP 2011 Holdings, LLC	$11	$189	$425	Interest income

PR Asset Portfolio 2013-1 International, LLC

As indicated in Note 29 to the consolidated financial statements, effective March 2013 the Corporation holds a 24.9% equity interest in PR Asset Portfolio 2013-1 International, LLC and currently provides certain financing to the joint venture as well as holds certain deposits from the entity.

The Corporation’s equity in PR Asset Portfolio 2013-1 International, LLC is presented in the table which follows and is included as part of “other assets” in the consolidated statements of financial condition.

(In thousands)	December 31, 2016	December 31, 2015
Equity investment in PR Asset Portfolio 2013-1 International, LLC	$22,378	$25,094

The Corporation had the following financial condition balances outstanding with PR Asset Portfolio 2013-1 International, LLC, at December 31, 2016 and December 31, 2015.

(In thousands)	December 31, 2016	December 31, 2015
Loans	$3,866	$58,302
Accrued interest receivable	19	169
Deposits	(9,692)	(11,772)
Net total	$(5,807)	$46,699

The Corporation’s proportionate share of income or loss from PR Asset Portfolio 2013-1 International, LLC is included in other operating income in the consolidated statements of operations. The following table presents the Corporation’s proportionate share of income (loss) from PR Asset Portfolio 2013-1 International, LLC for years ended December 31, 2016, 2015 and 2014.

	Years ended December 31,
(In thousands)	2016	2015	2014
Share of (loss) income from the equity investment in PR Asset Portfolio 2013-1 International, LLC	$(2,057)	$(6,280)	$745

The following table presents transactions between the Corporation and PR Asset Portfolio 2013-1 International, LLC and their impact on the Corporation’s results of operations for the years December 31, 2016, 2015 and 2014.

	Years ended December 31,
(In thousands)	2016	2015	2014	Category
Interest income on loan to PR Asset Portfolio 2013-1 International, LLC	$1,011	$2,805	$4,340	Interest income
Interest expense on deposits	(4)	(4)	-	Interest expense
Servicing fee paid by PR Asset Portfolio 2013-1 International, LLC	-	-	70	Other service fees
Total	$1,007	$2,801	4,410